Company Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Company Financial Statements (Parent Company Only)
23.	Company Financial Statements (Parent Company Only)
The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.
The footnote disclosures contain supplemental information relating to the operations of the Company.
The Company did not have significant capital and other commitments, or guarantees as of December 31, 2023
Condensed Balance Sheets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	362	12,239	1,724
Short-term deposits	—	14,397	2,028
Short-term Investments	—	57,494	8,098
Amounts due from a subsidiary	13,697	13,697	1,929

Total current assets	14,059	97,827	13,779

Non-current assets
Investments in subsidiaries	213,579	207,846	29,274

Total non-current assets	213,579	207,846	29,274

Total assets	227,638	305,673	43,053

Liabilities
Current liabilities
Accruals and other liabilities	27,432	8,943	1,260
Amounts due to the subsidiaries the VIEs	11,230	3,435	483

Total current liabilities	38,662	12,378	1,743

Non-current liabilities
Net interests of the VIEs	64,718	79,503	11,198

Total non-current liabilities	64,718	79,503	11,198

Total liabilities	103,380	91,881	12,941

Shareholders’ equity:
Class A Ordinary shares	51	56	8
Class B Ordinary shares	24	24	3
Additional paid-in capital	1,558,356	1,951,936	274,924
Statutory reserves	1,191	1,239	175
Accumulated deficit	(1,450,374)	(1,754,542)	(247,122)
Accumulated other comprehensive (loss) income	15,010	15,079	2,124

Total shareholders’ equity	124,258	213,792	30,112

Total liabilities and shareholders’ equity	227,638	305,673	43,053

Condensed Statements of Comprehensive Loss

	For the Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(5,668)	(13,630)	(5,246)	(739)

Total operating expenses	(5,668)	(13,630)	(5,246)	(739)

Loss from operations	(5,668)	(13,630)	(5,246)	(739)
Interest income	14	1	160	23
Share of losses from subsidiaries	(299,575)	(253,575)	(290,785)	(40,958)
Income (losses) from the VIEs	(8,730)	(37,603)	(5,829)	(821)
Other non-operating expenses	—	(23,414)	—	—

Net loss attributable to the Company’s ordinary shareholders	(313,959)	(328,221)	(301,700)	(42,495)

Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax	(6,107)	20,896	69	10
Unrealized gains on available-for-sale debt securities	(1,729)	—	—	—
Other comprehensive (loss) income, net of tax	(7,836)	20,896	69	10

Comprehensive loss attributable to the Company’s ordinary shareholder	(321,795)	(307,325)	(301,631)	(42,485)

Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities	(4,874)	(13,738)	(18,778)	(2,645)

Cash flows from investing activities
Capital contribution to Group companies	(190,026)	(58,898)	(150,255)	(21,163)
Other investing activities	150	—	(70,860)	(9,980)

Net cash used in investing activities	(189,876)	(58,898)	(221,115)	(31,143)

Cash flows from financing activities
Other financing activities	256,947	—	251,770	35,461

Net cash (used in) provided by financing activities	256,947	—	251,770	35,461

Net (decrease) increase in cash and cash equivalents	62,197	(72,636)	11,877	1,673
Cash and cash equivalents at beginning of the year	10,801	72,998	362	51

Cash and cash equivalents at end of the year	72,998	362	12,239	1,724

Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company.
The parent company records its investment in its subsidiary, the VIEs under the equity method of accounting as prescribed in ASC 323,
Investments-Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and “Net interests of the VIEs”, and their respective loss as “Share of losses from subsidiaries” and “Income (losses) from the VIEs” on the condensed statements of comprehensive loss.
The subsidiaries did not pay any dividends to the Company for the periods presented. The Company does not have significant commitments or long-term obligations as of the period end other than those presented.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.